                                    COLONIAL

                           HIGH YIELD SECURITIES FUND

                                   [GRAPHIC]

                                 ANNUAL REPORT
                               DECEMBER 31, 1995

--------------------------------------------------------------------------------
                 COLONIAL HIGH YIELD SECURITIES FUND HIGHLIGHTS
                       JANUARY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial High Yield Securities Fund seeks high current income and total return.

STRATEGY: The Fund pursues its objective by investing in lower-rated corporate debt securities. These securities are considered to be highly speculative.

THE FUND IS DESIGNED TO OFFER:

  - High monthly income and attractive long-term total return

  - Broad diversification

  - Expert portfolio management

PORTFOLIO MANAGER COMMENTARY: "In 1995 we were in the right sectors at the right time, taking advantage of developments in communications, energy and those high quality bonds that were tied to the U.S. Treasury market."

                 COLONIAL HIGH YIELD SECURITIES FUND PERFORMANCE

                                                       CLASS A           CLASS B
     Inception date                                    3/31/80*          6/8/92
     Distributions declared per share                  $ 0.617           $ 0.568
     SEC Yield on 12/31/95                               8.10%             7.75%
     12-month total returns, assuming
     reinvestment of all distributions and
     no sales charge or contingent deferred
     sales charge (CDSC)                                17.65%            16.78%
     Net asset value per share at 12/31/95             $ 6.75            $ 6.75

* Date the Fund adopted its current investment policies.

The 30-day SEC yield on December 31, 1995 reflects the Fund's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.

TOP FIVE HOLDINGS                        TOP FIVE SECTORS
(as of 12/31/95)                         (as of 12/31/95)
1.  Trump Taj Mahal                      1. Communications.............  29.3%
2.  Bally's Grand                        2. Manufacturing..............  27.0%
3.  Continental Cablevision              3. Services...................  16.5%
4.  AK Steel Holding Corp.               4. Mining and Energy..........   9.6%
5.  Boyd Gaming Corp.                    5. Government.................   6.1%

Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or maintain these sector weightings in the future.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PHOTO]

As your Fund's fiscal year ends, it is a good time to examine some facts that contributed to a memorable year for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. 1996 is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Also, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

ANDREA FEINGOLD is the Portfolio Manager of Colonial High Yield Securities Fund. Andrea is a Vice President of Colonial Management Associates, Inc., and is a Chartered Financial Analyst.

Q: DURING THE PERIOD 1/1/95 TO 12/31/95, HOW HAS THE FUND PERFORMED?

A: The Fund's Class A shares had a total return of 17.65% compared to 16.44% for the average high yield corporate bond fund tracked by Lipper Analytical Services, Inc., an independent mutual fund service.

Q: HOW DID THE FUND PERFORM RELATIVE TO THE FIRST BOSTON HIGH YIELD INDEX?

A: During the period, the Fund outperformed the First Boston High Yield Index, which tracks the performance of general income funds. The total return for the Fund's Class A shares, based on net asset value, was 17.65%, while the First Boston High Yield Index posted a return of 17.38%.

Q: HOW DO YOU MANAGE THE PORTFOLIO TO MAXIMIZE TOTAL RETURN?

A: We start by looking at our expectations about the economy. We then translate our expectations about the economy into how they might impact various industry sectors. Next we look at bonds in these sectors that should benefit from the current environment, taking into account any specific company issues that may have an effect on the bond.

In selecting bonds we look for those companies that have strong management teams and clearly defined strategies that will benefit both the companies and their bonds. In many cases, we also look for good asset value, which will help protect the bondholders. By taking all these factors into account, our intent is to select strong bond issues that will maximize total return while protecting the Fund against risk.

Q: WHAT SECTORS HAVE BEEN POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE DURING THE PERIOD?

A: We increased the Fund's weightings in a variety of communications companies including both wired and wireless cable, paging, and wired and wireless competitive access providers (CAPs). Companies in these industries are evolving and have created increased competition in their respective marketplaces. And, as you would expect, increased use of developing communications technology has had a positive effect on the value of their bond issues.

As was expected, with interest rate declines, cyclical issues proved to be underperformers over the period. During the year, the Fund reduced or eliminated holdings in cyclical companies which included retail, textile manufacturing, steel, paper and forest products. Reducing our exposure to this sector proved to be a wise move.

--------------------------------------------------------------------------------

Q: WHAT IS YOUR OUTLOOK FOR THE COMING YEAR?

A: Looking ahead, we expect continued slow growth in the economy with inflation remaining in check. With this in mind, we are remaining fully invested and committed to those high yield issues that have cleaned up their balance sheets and have taken advantage of strong corporate earnings to reduce borrowing. We believe that these companies will be well positioned to weather any potential further slowing in the economy.

           COLONIAL HIGH YIELD SECURITIES FUND INVESTMENT PERFORMANCE
                      VS. THE FIRST BOSTON HIGH YIELD INDEX
               Change in Value of $10,000 from 12/31/85 - 12/31/95
                       Based on Net Asset Value (NAV) and
                 Maximum Offering Price (MOP)for Class A Shares



Label           CHYSF           MOP             NAV             1st Boston
-----           -----           ---             ---             ----------
  1             12/85            9525           10000           10000
  2                              9589           10067           10100
  3                              9935           10430           10524
  4                             10090           10593           10882
  5                             10247           10758           11092
  6                             10392           10910           11243
  7                             10458           10980           11299
  8                             10432           10952           11079
  9                             10506           11030           11267
 10                             10595           11124           11357
 11                             10809           11348           11578
 12                             10851           11392           11532
 13             12/86           10936           11481           11564
 14                             11234           11794           12041
 15                             11449           12020           12195
 16                             11579           12157           12267
 17                             11404           11973           11899
 18                             11331           11896           11856
 19                             11494           12068           12090
 20                             11584           12162           12212
 21                             11661           12242           12338
 22                             11401           11970           12036
 23                             11000           11548           11575
 24                             11280           11843           12023
 25             12/87           11406           11974           12318
 26                             11723           12307           12739
 27                             12044           12644           13108
 28                             12076           12678           13019
 29                             12176           12783           13111
 30                             12294           12907           13177
 31                             12462           13084           13456
 32                             12599           13227           13609
 33                             12635           13265           13570
 34                             12723           13358           13693
 35                             12847           13487           13881
 36                             12866           13508           13912
 37             12/88           12888           13531           14000
 38                             13015           13665           14282
 39                             13126           13781           14347
 40                             13110           13764           14244
 41                             13094           13747           14210
 42                             13266           13927           14548
 43                             13477           14149           14758
 44                             13425           14094           14791
 45                             13430           14100           14789
 46                             13319           13983           14453
 47                             12933           13578           14091
 48                             12899           13542           14119
 49             12/89           12896           13539           14055
 50                             12535           13160           13560
 51                             12047           12648           13309
 52                             12281           12894           13692
 53                             12239           12944           13749
 54                             12634           13264           14035
 55                             12888           13531           14477
 56                             13102           13755           14945
 57                             12389           13007           14255
 58                             11554           12131           13168
 59                             11028           11577           12837
 60                             10998           11547           13095
 61             12/90           10980           11528           13158
 62                             11173           11730           13518
 63                             11922           12517           14685
 64                             12656           13287           15595
 65                             13351           14076           16242
 66                             13556           14232           16323
 67                             13851           14541           16751
 68                             14455           15175           17317
 69                             14627           15357           17632
 70                             14957           15703           18033
 71                             15553           16328           18630
 72                             15784           16572           18779
 73             12/91           15798           16586           18916
 74                             16566           17393           19686
 75                             16960           17806           20164
 76                             17413           18281           20464
 77                             17565           18441           20481
 78                             17858           18748           20760
 79                             18040           18940           20966
 80                             18338           19253           21289
 81                             18639           19568           21583
 82                             18857           19797           21723
 83                             18638           19568           21497
 84                             18917           19861           21819
 85             12/92           19140           20094           22066
 86                             19633           20612           22668
 87                             19979           20976           23117
 88                             20329           21343           23605
 89                             20590           21617           23739
 90                             20945           21989           24086
 91                             21397           22464           24522
 92                             21569           22645           24777
 93                             21712           22795           24987
 94                             21792           22878           25130
 95                             22387           23504           25590
 96                             22631           23759           25912
 97             12/93           22909           24051           26238
 98                             23485           24656           26706
 99                             23493           24664           26746
100                             22966           24111           25959
101                             22601           23728           25611
102                             22709           23842           25757
103                             22819           23957           25585
104                             22827           23965           25705
105                             22834           23973           25890
106                             22877           24018           25994
107                             22848           23988           26012
108                             22643           23772           25710
109             12/94           22830           23969           25983
110                             23054           24204           26256
111                             23646           24826           26901
112                             23800           24987           27205
113                             24365           25580           27809
114                             24895           26137           28594
115                             25016           26263           28782
116                             25438           26706           29228
117                             25479           26750           29310
118                             25869           27159           29647
119                             26184           27490           29976
120                             26344           27658           30117
121             12/95           26859           28198           30500


A $10,000 investment in Class B shares made on June 8, 1992 (inception), at net asset value would have been valued at $14,581 on December 31, 1995. The same investment after deducting the applicable CDSC would have grown to $14,281 on December 31, 1995.

 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1995 (MOST RECENT QUARTER END)

-----------------------------------------------------------------------------
                            CLASS A SHARES                CLASS B SHARES
                       Objective Change 3/31/80*         Inception 6/8/92
                          NAV           MOP            NAV            W/CDSC
-----------------------------------------------------------------------------
1 YEAR                  17.65%         12.06%         16.78%         11.78%

-----------------------------------------------------------------------------
5 YEARS                 19.59%         18.43%           --            --

-----------------------------------------------------------------------------

10 YEARS                10.92%         10.38%           --            --

-----------------------------------------------------------------------------
SINCE INCEPTION/        12.93%         12.58%         11.15%         10.51%
OBJECTIVE CHANGE
-----------------------------------------------------------------------------

* The date Fund adopted its current investment objective.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5.00% for one year and 3.00% since inception.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO

                        DECEMBER 31, 1995 (IN THOUSANDS)

BONDS & NOTES - 95.9%                                          PAR                VALUE
------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 89.8%
------------------------------------------------------------------------------------------
MANUFACTURING - 27.0%
 CHEMICALS - 8.4%
 Agricultural Minerals Co., Limited
 Partnership,
               10.750%     09/30/03                     $       12,000            $ 13,140
 Applied Extrusion Technologies, Inc.,
               11.500%     04/01/02                              7,000               7,490
 Energy Ventures, Inc.,
               10.250%     03/15/04                              3,850               4,081
 Huntsman Corp.,
               11.000%     04/15/04                              9,000              10,316
 N.L. Industries, Inc.:
               11.750%     10/15/03                              6,500               6,939
  stepped coupon, (13.000% 10/15/98)
               (a)         10/15/05                             10,000               7,725
 Revlon Consumer Products Corp.,
  Series B:
                9.375%     04/01/01                              3,000               3,038
               10.500%     02/15/03                             10,000              10,225
 Revlon Worldwide Corp.,
               (b)         03/15/98                              8,000               5,920
                                                                                  --------
                                                                                    68,874
                                                                                  --------
 ELECTRONIC & ELECTRICAL EQUIPMENT - 2.2%
 Amphenol Corp.:
               10.450%     11/01/01                              4,000               4,400
               12.750%     12/15/02                              4,000               4,560
 Berg Electronics, Inc.,
               11.375%     05/01/03                              8,000               8,800
                                                                                  --------
                                                                                    17,760
                                                                                  --------
 FABRICATED METAL - 0.3%
 Fairchild Industries, Inc.,
               12.250%     02/01/99                              2,100               2,242
                                                                                  --------
 FOOD & KINDRED PRODUCTS - 3.2%
 Doskocil Companies, Inc.,
                9.750%     07/15/00                              8,000               7,640
 Gillett Holdings, Inc.,
               12.250%     06/30/02                              6,984               7,316
 Pilgrim's Pride Corp.,
               10.875%     08/01/03                              3,600               3,303

                                       6

                          Investment Portfolio/December 31, 1995
------------------------------------------------------------------------------------------
 Van De Kamps, Inc.,
               12.000%     09/15/05(c)                  $        8,000            $  8,280
                                                                                  --------
                                                                                    26,539
                                                                                  --------
 MISCELLANEOUS MANUFACTURING - 1.7%
 American Standard Co.:
               11.375%     05/15/04                              7,500               8,287
  stepped coupon, (10.500% 06/01/98)
               (a)         06/01/05                              6,500               5,574
                                                                                  --------
                                                                                    13,861
                                                                                  --------
 PAPER PRODUCTS - 3.5%
 Container Corp. of America,
  Series A,
               11.250%     05/01/04                              6,000               6,165
 Gaylord Container Corp.,
  stepped coupon, (12.750% 05/15/96)
               (a)         05/15/05                              4,000               3,920
 Repap Wisconsin, Inc.,
                9.250%     02/01/02                              8,500               8,033
 Stone Container Corp.,
               10.750%     10/01/02                             10,000              10,325
                                                                                  --------
                                                                                    28,443
                                                                                  --------
 PETROLEUM REFINING - 0.7%
 Flores & Rucks, Inc.,
               13.500%     12/01/04                              5,000               5,688
                                                                                  --------
 PRIMARY METAL - 2.7%
 A.K. Steel Corp.,
               10.750%     04/01/04                             13,000              14,397
 Inland Steel Co.,
               12.750%     12/15/02                              2,000               2,250
 Magma Copper Co.,
               12.000%     12/15/01                              5,000               5,544
                                                                                  --------
                                                                                    22,191
                                                                                  --------
 PRINTING & PUBLISHING - 0.3%
 K-III Communications Corp.,
               10.625%     05/01/02                              2,000               2,130
                                                                                  --------
 RUBBER & PLASTIC - 1.2%
 Atlantis Group, Inc.,
               11.000%     02/15/03                              3,200               2,784
 Berry Plastics Corp.,
               12.250%     04/15/04                              3,500               3,745
 Calmar, Inc.,
               11.500%     08/15/05(c)                           3,000               3,045
                                                                                  --------
                                                                                     9,574
                                                                                  --------

                          Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES - CONT.                                                       PAR                    VALUE
-------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 Stone, Clay, Glass & Concrete - 1.8%
 Owens-Illinois, Inc.:
                       9.950%      10/15/04                    $        4,000            $  4,240
                      10.500%      06/15/02                             6,000               6,413
                      11.000%      12/01/03                             4,000               4,520
                                                                                         --------
                                                                                           15,173
                                                                                         --------
 TRANSPORTATION EQUIPMENT - 1.0%
 Aftermarket Technology Corp.,
  Series B,
                      12.000%      08/01/04                             7,500               7,913
                                                                                         --------
 .................................................................................................
MINING & ENERGY - 9.6%
Crude Petroleum & Natural Gas - 1.5%
Triton Energy Corp.:
                      (b)          11/01/97                            11,000               9,488
   stepped coupon, (9.750% 12/15/96)
                      (a)          12/15/00                             3,000               2,820
                                                                                         --------
                                                                                           12,308
                                                                                         --------
 OIL & GAS EXTRACTION - 7.0%
 Falcon Drilling Co., Inc., Series B,
                       9.750%      01/15/01                             5,000               5,100
 Gulf Canada Resources Ltd.:
                       9.250%      01/15/04                            13,000              13,390
                       9.625%      07/01/05(d)                          2,000               2,085
 Maxus Energy Corp.,
                      11.250%      05/01/13                               353                 359
 Mesa Capital Corp.,
                      12.750%      06/30/98                            11,000               9,762
 Nuevo Energy Co.,
                      12.500%      06/15/02                             4,000               4,370
 OPI International, Inc.,
                      12.875%      07/15/02                             3,000               3,397
 Plains Resources, Inc.,
                      12.000%      10/01/99                             3,000               3,142
 Rowan Companies, Inc.,
                      11.875%      12/01/01                             4,500               4,882
 Santa Fe Energy Resources, Inc.,
                      11.000%      05/15/04                             5,000               5,519
 TransTexas Gas Corp.,
                      11.500%      06/15/02                             5,000               5,150
                                                                                         --------
                                                                                           57,156
                                                                                         --------
 OIL & GAS FIELD SERVICES - 1.1%
 Tuboscope Vetco International Corp.,
                      10.750%      04/15/03                             5,000               4,950

                                       8

                          Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------------
 United Meridian Corp.,
                      10.375%      10/15/05                    $        3,500            $  3,692
                                                                                         --------
                                                                                            8,642
                                                                                         --------
 .................................................................................................
RETAIL TRADE - 4.8%
 FOOD STORES - 3.7%
 Dominick's Finer Foods, Inc.,
                      10.875%      05/01/05                            10,000              10,650
 Pathmark Stores, Inc.:
                       9.625%      05/01/03                             6,000               5,820
                      11.625%      06/15/02                             8,500               8,606
  stepped coupon, (10.750% 11/01/99)
                      (a)          11/01/03                             9,000               5,513
                                                                                         --------
                                                                                           30,589
                                                                                         --------
 MISCELLANEOUS RETAIL - 1.1%
 Barry's Jewelers, Inc.,
                      12.625%      05/15/96                                 9                   9
 Thrifty Payless Holdings, Inc.,
                      11.750%      04/15/03                             8,250               8,951
                                                                                         --------
                                                                                            8,960
                                                                                         --------
 .................................................................................................
SERVICES - 16.5%
 AMUSEMENT & RECREATION - 9.3%
 Bally's Grand, Inc., Series B,
                      10.375%      12/15/03                            15,000              15,300
 Boyd Gaming Corp.,
                      10.750%      09/01/03                            13,440              14,045
 Empress River Casino Finance Corp.,
                      10.750%      04/01/02                             3,500               3,587
 Falcon Holdings Group, PIK,
                      11.000%      09/15/03                             2,718               2,609
 GNF Corp., Series B,
                      10.625%      04/01/03                             9,000               8,370
 Grand Casinos, Inc.,
                      10.125%      12/01/03                             2,250               2,346
 Harrah's Operating, Inc.,
                      10.875%      04/15/02                             5,000               5,387
 Showboat, Inc.,
                      13.000%      08/01/09                             5,725               6,469
 Stratosphere Corp.,
                      14.250%      05/15/02                             2,000               2,270
 Trump Taj Mahal Funding, Inc., PIK,
                      11.350%      11/15/99                            16,178              15,571
                                                                                         --------
                                                                                           75,954
                                                                                         --------
 BUSINESS SERVICES - 0.6%
 Darling International, Inc.,
                      11.000%      07/15/00                               261                 261
 Figgie International, Inc.,
                      9.875%       10/01/99                             3,800               3,791

                                       9

                          Investment Portfolio/December 31, 1995

--------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES - CONT.                                                   PAR                   VALUE
--------------------------------------------------------------------------------------------
SERVICES - CONT.
 Business Services - Cont.
 Southeastern Public Service Co.,
                  11.875%     02/01/98                    $        1,255            $  1,255
                                                                                    --------
                                                                                       5,307
                                                                                    --------
 HEALTH SERVICES - 5.3%
 Community Health Systems, Inc.,
                  10.250%     11/30/03                             6,000               6,480
 Genesis Health Ventures, Inc.,
                   9.750%     06/15/05                             6,000               6,330
 Integrated Health Services, Inc.,
                  10.750%     07/15/04                             2,000               2,140
 OrNda Health Corp.:
                  11.375%     08/15/04                             8,000               8,980
                  12.250%     05/15/02                             5,000               5,500
 Tenet Healthcare Corp.,
                  10.125%     03/01/05                             7,000               7,753
 Wright Medical Technology,
                  10.750%     07/01/00                             6,000               6,120
                                                                                    --------
                                                                                      43,303
                                                                                    --------
 HOTELS, CAMPS & LODGING - 1.3%
 HMC Acquisition Properties,
                   9.000%     12/15/07(c)                          3,500               3,535
 HMH Properties, Inc.,
                   9.500%     05/15/05                             7,000               7,140
                                                                                    --------
                                                                                      10,675
                                                                                    --------
 ............................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 31.4%
 AIR TRANSPORTATION - 0.9%
 US Air, Inc.,
                  10.375%     03/01/13                             5,000               4,700
 World Corp., Inc.,
                  13.875%     08/15/97                             2,500               2,506
                                                                                    --------
                                                                                       7,206
                                                                                    --------
 BROADCASTING - 6.1%
 Act III Broadcasting, Inc.,
                  10.250%     12/15/05                             8,000               8,180
 Allbritton Communications Co.,
                  11.500%     08/15/04                             8,500               8,967
 NWCG Holding Corp.,
                  (b)         06/15/99                            11,000               7,590
 SCI Television, Inc.,
                  11.000%     06/30/05                            12,250              13,016

                                       10

                          Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.,
                  10.000%     12/15/03                    $        4,500            $  4,601
 Young Broadcasting Corp.:
                  10.125%     02/15/05                             1,000               1,056
                  11.750%     11/15/04                             6,000               6,713
                                                                                    --------
                                                                                      50,123
                                                                                    --------
 CABLE - 11.9%
 Bell Cablemedia, Inc.,
  stepped coupon, (11.950% 07/15/99)
                  (a)         07/15/04                            10,500               7,429
 CF Cable TV, Inc.,
                   9.125%     07/15/07                             2,000               2,050
 Cablevision Systems Corp.:
                   9.875%     02/15/13                             4,185               4,457
                   9.875%     04/01/23                             2,000               2,065
                  10.750%     04/01/04                             8,000               8,440
 Comcast Corp.,
                  10.625%     07/15/12                             9,000              10,159
 Comcast UK Cable Partners Ltd.,
  stepped coupon, (11.200%, 11/15/00)
                  (a)         11/15/07                             4,000               2,320
 Continental Cablevision, Inc.:
                   9.500%     08/01/13                             4,500               4,770
                  11.000%     06/01/07                            13,500              15,103
 Diamond Cable Corp.,
  stepped coupon, (11.750% 12/15/00)
                  (a)         12/15/05                             3,000               1,766
 Groupe Videotron,
                  10.625%     02/15/05(d)                         10,000              10,750
 Insight Communications Co.,
  stepped coupon, (11.250% 02/29/96)
                   8.250%     03/01/00                             5,250               5,316
 Jones Intercable, Inc.,
                   9.625%     03/15/02                             3,000               3,225
 Marcus Cable Co.,
                  11.875%     10/01/05                             4,500               4,843
 Rogers Cablesystems, Inc.,
                  10.000%     03/15/05                             3,000               3,221
 Telewest Communication PLC,
  stepped coupon,  (11.000% 10/01/00)
                  (a)         10/01/07                            13,250               7,967
 Videotron Holding Co.:
   stepped coupon, (11.125% 07/01/99)
                  (a)         07/01/04                             1,250                 869
   stepped coupon, (11.000% 08/15/00)
                  (a)         08/15/05                             4,000               2,490
                                                                                    --------
                                                                                      97,240
                                                                                    --------

                                       11

                         Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES - CONT.                                                     PAR                   VALUE
----------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
 GAS SERVICES - 1.2%
 California Energy Co., Inc.,
                     9.875%     06/30/03                    $        6,750            $  7,054
 Midland Funding Corp.,
                    10.330%     07/23/02                             2,771               2,854
                                                                                      --------
                                                                                         9,908
                                                                                      --------
 TELECOMMUNICATIONS - 11.3%
 American Telecasting, Inc., Units,
  stepped coupon, (14.500% 08/15/00)
                    (a)         08/15/05(c)(e)                           9               5,493
 CAI Wireless Systems, Inc.,
                    12.250%     09/15/02                             6,000               6,420
 Echostar Communications Corp.
  stepped coupon, (12.875% 06/01/99)
                    (a)         06/01/04                             8,000               5,440
 GST Telecommunications, Inc., Units,
  stepped coupon, (13.875% 12/15/00)
                    (a)         12/15/05(c)(f)                           1               5,448
 Intelcom (USA) Inc.,
  stepped coupon, (13.500% 09/15/00)
                    (a)         09/15/05(c)                          3,000               1,710
 MFS Communications Company, Inc.,
   stepped coupon, (9.375% 01/15/99)
                    (a)         01/15/04                            11,000               8,855
 Metrocall, Inc.,
                    10.375%     10/01/07                             8,000               8,520
 Mobilemedia Corp.,
                     9.375%     11/01/07                             5,500               5,637
 Nextel Communications, Inc.,
  stepped coupon, (9.750% 02/15/99)
                    (a)         08/15/04                             8,500               4,632
 Paging Network, Inc.,
                    10.125%     08/01/07                             7,000               7,630
 Panamsat Limited Partnership Corp.,
   stepped coupon, (11.375% 08/01/98)
                    (a)         08/01/03                            14,000              11,410
 PriCellular Wireless Corp.,
  stepped coupon, (14.000% 11/15/97)
                    (a)         11/15/01                             4,000               3,480
 USA Mobile Communications Holdings, Inc.:
                     9.500%     02/01/04                               500                 495
                    14.000%     11/01/04                             1,500               1,751

                                       12

                          Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------------------------
 Winstar Communications, Inc., Units,
  stepped coupon, (14.000% 10/15/00)
                    (a)         10/15/05(c)(g)              $            5            $  8,348
 Wireless One, Inc., Units,
                    13.000%     10/15/03(h)                              6               6,890
                                                                                      --------
                                                                                        92,159
                                                                                      --------
 ..............................................................................................
WHOLESALE TRADE - 0.5%
 NONDURABLE GOODS
 SD Warren Co.,
                    12.000%     12/15/04                             4,000               4,380
                                                                                      --------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
 (cost of $706,607)                                                                    734,298
                                                                                      --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.1 %
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
                     7.250%     05/15/04                            10,000              11,100
                     7.625%     02/15/25                             5,000               6,114
                     8.500%     11/15/00                            20,000              22,625
                                                                                      --------
                                                                                        39,839
                                                                                      --------
U.S. Treasury Notes:
                     5.875%     11/15/05                             5,000               5,113
                     7.750%     01/31/00                             5,000               5,431
                                                                                      --------
                                                                                        10,544
                                                                                      --------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (cost of $48,481)                                                                      50,383
                                                                                      --------
TOTAL BONDS & NOTES (cost of $755,088)                                                 784,681
                                                                                      --------
PREFERRED STOCKS - 0.7%                                              SHARES
----------------------------------------------------------------------------------------------
MANUFACTURING - 0.2%
 PRINTING & PUBLISHING
 K-III Communications Corp.,                                            60               1,635
                                                                                      --------
  Sr. Exchangeable $2.850
 ..............................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.5%
 CABLE
 Cablevision Systems Corp.,
  11.75%, Series G (c)                                                  40               4,150
                                                                                      --------
TOTAL PREFERRED STOCKS (cost of $5,500)                                                  5,785
                                                                                      --------

                     Investment Portfolio/December 31, 1995
-----------------------------------------------------------------------------------------
COMMON STOCKS - 0.5%                                         SHARES               VALUE
-----------------------------------------------------------------------------------------
MANUFACTURING - 0.3%
 CHEMICALS - 0.0%
 UCC Investors Holdings, Inc. (i) (j)                          15               $     208
                                                                                ---------
 FOOD & KINDRED PRODUCTS - 0.1%
 Darling International, Inc. (j)                               18                     472
 Dr. Pepper Bottling Co. (c) (j)                               80                     280
                                                                                ---------
                                                                                      752
                                                                                ---------
 MEASURING & ANALYZING INSTRUMENTS - 0.2%
 Bucyrus-Erie Co. (j)                                         135                   1,094
                                                                                ---------
 .........................................................................................
RETAIL TRADE - 0.2%
 MISCELLANEOUS RETAIL - 0.1%
 Barry's Jewelers, Inc. (j)                                    95                     382
 Macleod-Stedman, Inc. (i) (j)                                425                       4
 Pharmhouse Corp. (j)                                           1                       2
                                                                                ---------
                                                                                      388
                                                                                ---------

 RESTAURANTS - 0.1%
 Host Marriott Corp. (j)                                        8                     100
 Marriott International, Inc.                                   8                     288
                                                                                ---------
                                                                                      388
                                                                                ---------
 .........................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
 COMMUNICATIONS - 0.0%
 EchoStar Communications Corp. (j)                              9                     218
                                                                                ---------

 ELECTRIC SERVICES - 0.0%
 Great Bay Power Corp. (i) (j)                                 15                     121
                                                                                ---------

 GAS SERVICES - 0.0%
 United Gas Holdings Corp. (c) (i) (j)                         22                     312
                                                                                ---------

 LOCAL & SUBURBAN TRANSIT - 0.0%
 Greyhound Lines, Inc., 12.500% Escrow
  Receipt (i) (j)                                               2                      (k)
 Greyhound Lines, Inc., 13.000% Escrow
  Receipt (i) (j)                                               1                      (k)
                                                                                ---------
                                                                                       (k)
                                                                                ---------

 MOTOR FREIGHT & WAREHOUSING - 0.0%
 St. Johnsbury Trucking Co. (i) (j)                            79                     157
 Sun Carriers, Inc. (c) (i) (j)                               326                       3
                                                                                ---------
                                                                                      160
                                                                                ---------

TOTAL COMMON STOCKS (cost of $6,808)                                                3,641
                                                                                ---------

                                       14

                     Investment Portfolio/December 31, 1995
-----------------------------------------------------------------------------------------
WARRANTS (j) - 0.0%
-----------------------------------------------------------------------------------------
MANUFACTURING - 0.0%
 RUBBER & PLASTIC
 BPC Holdings Corp.,
  expires 04/15/04                                              4               $      44
                                                                                ---------

 OIL & GAS EXTRACTION
 Forest Oil Corp.,
  expires 10/01/96                                             18                      16
                                                                                ---------

 .........................................................................................
RETAIL TRADE - 0.0%
 FOOD STORES
 Southland Corp.,
  expires 03/05/96                                             10                      20
                                                                                ---------

 .........................................................................................
SERVICES - 0.0%
 HEALTH SERVICES - 0.0%
 Wright Medical Technology,
  expires 06/15/03 (c)                                          1                     238
                                                                                ---------
 HOTELS, CAMPS & LODGING - 0.0%
 Capital Gaming International, Inc.,
  expires 02/01/99 (c)                                          6                       1
                                                                                ---------

TOTAL WARRANTS (cost of $121)                                                         319
                                                                                ---------

TOTAL INVESTMENTS - 97.1% (cost of $767,517) (l)                                  794,426
                                                                                ---------

SHORT -TERM OBLIGATIONS - 1.7%                                 PAR
-----------------------------------------------------------------------------------------
Repurchase agreement with Bankers Trust
Securities Corp., dated 12/29/95, due 01/02/96
at 5.700%, collateralized by U.S. Treasury notes
with various maturities to 2000, market value $9,620
(repurchase proceeds $9,424)                               $9,418                   9,418

Repurchase agreement with Chase
Securities, Inc., dated 12/29/95, due 01/02/96
at 5.500%, collateralized by a U.S. Treasury note
maturing in 1996, market value $4,868
(repurchase proceeds $4,764)                                4,761                   4,761
                                                                                ---------

TOTAL SHORT-TERM OBLIGATIONS                                                       14,179
                                                                                ---------

OTHER ASSETS & LIABILITIES, NET - 1.2%                                              9,368
-----------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                             $ 817,973
                                                                                =========

                                       15

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Currently zero coupon. Shown parenthetically is the interest to be paid and the date the Fund will begin accruing this rate.

(b) Zero coupon bond.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $40,843 or 5.0% of net assets.

(d) This security is Canadian. Par amount is stated in U.S. dollars.

(e) Each unit consists of one senior discount note and one warrant to purchase common stock.

(f) Each unit consists of eight senior discount notes and one convertible senior subordinated discount note.

(g) Each unit consists of two senior discount notes and one convertible senior subordinated discount note.

(h) Each unit consists of one senior discount note and three warrants to purchase common stock.

(i) The value of this security represents fair value as determined in good faith under the direction of the Trustees.

(j) Non-income producing.

(k) Rounds to less than one.

(l) Cost for federal income tax purposes is $767,842.


        Acronym                                          Name
        -------                                     ---------------
          PIK                                       Payment-In-Kind





See notes to financial statements.
                                       16

                       STATEMENTS OF ASSETS & LIABILITIES
                               DECEMBER 31, 1995

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $767,517)                                                 $ 794,426
Short-term obligations                                                                  14,179
                                                                                     ---------
                                                                                       808,605
Receivable for:
  Interest                                                       $  16,123
  Investments sold                                                   3,047
  Fund shares sold                                                   2,095
  Dividends                                                              1
Other                                                                   39              21,305
                                                                 ---------           ---------
    Total Assets                                                                       829,910

LIABILITIES
Payable for:
  Investments purchased                                              9,811
  Fund shares repurchased                                            2,083
Accrued:
  Deferred Trustees fees                                                 4
  Other                                                                 39
                                                                 ---------
    Total Liabilities                                                                   11,937
                                                                                     ---------

NET ASSETS                                                                           $ 817,973
                                                                                     =========
Net asset value & redemption price per share -
Class A ($466,905/69,210)                                                            $    6.75
                                                                                     =========
Maximum offering price per share - Class A
($6.75/0.9525)                                                                       $    7.09(a)
                                                                                     =========
Net asset value & offering price per share -
Class B ($351,068/52,043)                                                            $    6.75(b)
                                                                                     =========

COMPOSITION OF NET ASSETS
Capital paid in                                                                      $ 865,563
Undistributed net investment income                                                         99
Accumulated net realized loss                                                          (74,598)
Net unrealized appreciation                                                             26,909
                                                                                     ---------
                                                                                     $ 817,973
                                                                                     =========


(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.
                                       17

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                          $  76,048
Dividends                                                               272
                                                                  ---------
     Total investment income                                         76,320

EXPENSES

Management fee                                   $   4,423
Service fee                                          1,846
Distribution fee - Class B                           2,254
Transfer agent                                       2,107
Bookkeeping fee                                        267
Trustees fee                                            43
Custodian fee                                           19
Audit fee                                               48
Legal fee                                               11
Registration fee                                        63
Reports to shareholders                                 19
Other                                                   49           11,149
                                                 ---------        ---------
       Net Investment Income                                         65,171
                                                                  ---------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
Investments                                         (6,728)
Foreign currency transactions                           (3)
                                                 ---------
    Net Realized Loss                                                (6,731)
Net unrealized appreciation during
the period on:
Investments                                         57,928
Foreign currency transactions                            3
                                                 ---------
    Net Unrealized Appreciation                                      57,931
                                                                  ---------
       Net Gain                                                      51,200
                                                                  ---------
Net Increase in Net Assets from Operations                        $ 116,371
                                                                  =========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year ended
 (in thousands)                                                 December 31
                                                         --------------------------
INCREASE (DECREASE) IN NET ASSETS                           1995             1994
Operations:
Net investment income                                    $  65,171        $  55,891
Net realized loss                                           (6,731)         (18,758)
Net unrealized appreciation (depreciation)                  57,931          (40,420)
                                                         ---------        ---------
    Net Increase (Decrease) from Operations                116,371           (3,287)
Distributions:
From net investment income - Class A                       (40,139)         (38,370)
From net investment income - Class B                       (25,372)         (20,184)
In excess of net investment income - Class A                  (922)            --
In excess of net investment income - Class B                  (583)            --
                                                         ---------        ---------
                                                            49,355          (61,841)
                                                         ---------        ---------
Fund Share Transactions:

Receipts for shares sold - Class A                         125,401          101,116
Value of distributions reinvested - Class A                 18,081           15,346
Cost of shares repurchased - Class A                       (95,780)        (128,358)
                                                         ---------        ---------
                                                            47,702          (11,896)
                                                         ---------        ---------
Receipts for shares sold - Class B                         112,679          122,449
Value of distributions reinvested - Class B                 13,181            9,440
Cost of shares repurchased - Class B                       (48,173)         (78,401)
                                                         ---------        ---------
                                                            77,687           53,488
                                                         ---------        ---------
    Net Increase from Fund Share Transactions              125,389           41,592
                                                         ---------        ---------
        Total Increase (Decrease)                          174,744          (20,249)
NET ASSETS

Beginning of period                                        643,229          663,478
                                                         ---------        ---------
End of period (including undistributed net
  investment income of $99 and $340, respectively)       $ 817,973        $ 643,229
                                                         =========        =========
NUMBER OF FUND SHARES

Sold - Class A                                              19,185           15,239
Issued for distributions reinvested - Class A                2,749            2,325
Repurchased - Class A                                      (14,576)         (19,165)
                                                         ---------        ---------
                                                             7,358           (1,601)
                                                         ---------        ---------
Sold - Class B                                              17,179           18,466
Issued for distributions reinvested - Class B                2,003            1,434
Repurchased - Class B                                       (7,357)         (11,706)
                                                         ---------        ---------
                                                            11,825            8,194
                                                         ---------        ---------




See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------

ORGANIZATION: Colonial High Yield Securities Fund (the Fund), a series of Colonial Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's objective is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost. The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rate.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest or dividend payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gain (loss) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividend and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                 Notes to Financial Statements/December 31, 1995
-------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended December 31, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $148,590 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $634,558 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
 ................................................................................

INVESTMENT ACTIVITY: During the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $772,119,258 and $673,013,408, respectively, of which $66,504,656 and $74,806,551, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation              $           33,910,945
                 Gross unrealized depreciation                          (7,326,834)
                                                            ----------------------
                    Net unrealized appreciation             $           26,584,111
                                                            ======================

                 Notes to Financial Statements/December 31, 1995
-------------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS: At December 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of               Capital loss
                   expiration              carryforward
                 ----------------      -------------------
                    1997               $         4,192,000
                    1998                         5,104,000
                    1999                        38,162,000
                    2000                         4,852,000
                    2002                         9,495,000
                    2003                        16,521,000
                                       -------------------
                                       $        78,326,000
                                       -------------------

Of the loss carryforwards expiring in 1997, 1998, and 1999, $855,000, $4,129,000, and $40,000, respectively, were acquired in the merger with Colonial VIP High Income Fund (CVIPHIF).

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may taxable to shareholders as ordinary income.

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                        Year ended December 31
                                         -------------------------------------------------------------------------------
                                                         1995                                          1994
                                            Class  A               Class B                Class A              Class B
                                         -----------------------------------           ---------------------------------
Net asset value -
   Beginning of period                   $      6.300           $      6.300           $      6.950         $      6.950
                                         ============           ============           ============         ============
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income                           0.615                  0.566                  0.599                0.549
Net realized and
unrealized gain (loss)                          0.452                  0.452                 (0.622)              (0.622)
                                         ------------           ------------           ------------         ------------
   Total from Investment
      Operations                                1.067                  1.018                 (0.023)              (0.073)
                                         ------------           ------------           ------------         ------------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment income                     (0.603)                (0.555)                (0.627)              (0.577)
In excess of net investment income             (0.014)                (0.013)                  --                   --
                                         ------------           ------------           ------------         ------------
   Total from Distributions
      Declared to Shareholders                 (0.617)                (0.568)                (0.627)              (0.577)
                                         ------------           ------------           ------------         ------------
Net asset value - End of period          $      6.750           $      6.750           $      6.300         $      6.300
                                         ============           ============           ============         ============
Total return (b)                                17.65%                 16.78%                 (0.34%)              (1.09%)
                                         ============           ============           ============         ============

RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.21%(d)                1.96%(d)              1.23%                1.98%
Net investment income                            9.14%(d)                8.39%(d)              9.03%                8.28%
Portfolio turnover                                 95%                     95%                  123%                 123%
Net assets at end
of period (000)                          $    466,905           $    351,068           $    389,791         $    253,438

(a) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(e) Annualized.

                         FINANCIAL HIGHLIGHTS -- CONT.




                                                                      Year ended December 31
                                    -----------------------------------------------------------------------------------------
                                                  1993                                  1992                         1991
                                      Class A            Class B              Class A          Class B(a)           Class A
                                    ---------------------------------    ---------------------------------       ------------
Net asset value -
   Beginning of period              $      6.400       $      6.400       $      5.860       $      6.360        $      4.640
                                    ============       ============       ============       ============        ============
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income                      0.634              0.585              0.669              0.332               0.726
Net realized and
unrealized gain (loss)                     0.576              0.576              0.531              0.057               1.207
                                    ------------       ------------       ------------       ------------        ------------
   Total from Investment
      Operations                           1.210              1.161              1.200              0.389               1.933
                                    ------------       ------------       ------------       ------------        ------------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment income                (0.660)            (0.611)            (0.660)            (0.349)             (0.713)
In excess of net investment income            --                 --                 --                 --                  --
                                    ------------       ------------       ------------       ------------        ------------
   Total from Distributions
      Declared to Shareholders            (0.660)            (0.611)            (0.660)            (0.349)             (0.713)
                                    ------------       ------------       ------------       ------------        ------------
Net asset value - End of period     $      6.950       $      6.950       $      6.400       $      6.400        $      5.860
                                    ============       ============       ============       ============        ============
Total return (b)                           19.69%             18.83%             21.15%              5.53%(c)           43.88%
                                    ============       ============       ============       ============        ============

RATIOS TO AVERAGE NET ASSETS
Expenses                                    1.23%              1.98%              1.26%              2.01%(e)            1.36%
Net investment income                       9.55%              8.80%             10.64%              9.89%(e)           13.41%
Portfolio turnover                           122%               122%                66%                66%                 37%
Net assets at end
of period (000)                     $    440,942       $    222,536       $    346,225       $     94,653        $    299,587

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST I AND THE SHAREHOLDERS OF
    COLONIAL HIGH YIELD SECURITIES FUND

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Yield Securities Fund (a series of Colonial Trust I) at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion exppressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

The Transfer Agent for Colonial High Yield Securities Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial High Yield Securities Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

                    NOT FDIC-                MAY LOSE VALUE
                    INSURED                  NO BANK GUARANTEE

             COLONIAL INVESTMENT SERVICES, INC., Distributor (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             HY-02/715B-1295 (2/96)